Financial Instruments (Schedule Of Notional Amounts Of Outstanding Derivative Positions) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Cash Flow Hedge | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	¥ 13,059	¥ 5,666
Cash Flow Hedge | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	124,280	135,280
Cash Flow Hedge | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of cash flow hedge instruments	77,966	142,280
Not Designated as Hedging Instrument | Forward Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	52,253	36,761
Not Designated as Hedging Instrument | Interest Rate Swap Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	89,376	89,332
Not Designated as Hedging Instrument | Currency Swap Agreement
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	288
Not Designated as Hedging Instrument | Currency Option Agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of other derivatives not designated as hedging instruments	¥ 7,520	¥ 12,760